Condensed Schedule Of Investments (Futures And Forward Currency Contracts) (Parenthetical) - contract	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Long Contracts [Member] | 2 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Investment Term	2 years
Contracts	55
Investment settlement date	Mar. 01, 2020
Long Contracts [Member] | 5 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Investment Term	5 years
Contracts	113
Investment settlement date	Mar. 01, 2020
Long Contracts [Member] | 30 Year U.S. Treasury Bond [Member]
Summary of Investment Holdings [Line Items]
Investment Term		30 years
Contracts		27
Investment settlement date		Mar. 01, 2019
Short Contracts [Member] | 10 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Investment Term	10 years
Contracts	142
Investment settlement date	Mar. 01, 2020